Schedule of impact on consolidated statement of financial position (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023
ImpactOnConsolidatedStatementOfFinancialPositionLineItems [Line Items]
Property, plant and equipment	€ 1,233	€ 307	€ 24,776	€ 24,776
Goodwill	6,602
Total non current assets	29,612	30,867	31,028
Total non-current assets	29,612	30,867	31,028
Inventory	171		3,672
Other current assets	114
Total assets	36,039	36,078	42,351
Other payables - long-term	3,067
Total non-current liabilities	3,348		19,257
Trade and other payables	8,829		15,312
Total current liabilities	12,186		20,363
Total liabilities	15,534	20,842
Net Assets	€ 20,505	15,236	€ 2,731
Previously stated [member]
ImpactOnConsolidatedStatementOfFinancialPositionLineItems [Line Items]
Property, plant and equipment		307
Goodwill		18,990
Customer relationships
Trade names
Related party receivables		1,827
Total non current assets		21,124
Total non-current assets		21,124
Inventory		1,130
Other current assets		1,846
Total current assets		7,002
Total current assets		7,002
Total assets		28,126
Other payables - long-term		4,260
Total non-current liabilities		4,415
Trade and other payables		9,133
Total current liabilities		13,011
Total liabilities		17,426
Net Assets		10,699
Currently stated [member]
ImpactOnConsolidatedStatementOfFinancialPositionLineItems [Line Items]
Property, plant and equipment		307
Goodwill		6,602
Customer relationships		19,429
Trade names		4,529
Related party receivables
Total non current assets		30,867
Total non-current assets		30,867
Inventory		1,191
Other current assets
Total current assets		5,211
Total current assets		5,211
Total assets		36,078
Other payables - long-term		6,458
Total non-current liabilities		6,614
Trade and other payables		10,180
Total current liabilities		14,228
Total liabilities		20,841
Net Assets		15,236
Increase (decrease) due to corrections of prior period errors [member]
ImpactOnConsolidatedStatementOfFinancialPositionLineItems [Line Items]
Property, plant and equipment
Goodwill		12,388
Customer relationships		19,429
Trade names		4,529
Related party receivables		1,827
Total non current assets		9,743
Total non-current assets		9,743
Inventory		61
Other current assets		1,846
Total current assets		1,791
Total current assets		1,791
Total assets		7,952
Other payables - long-term		2,198
Total non-current liabilities		2,198
Trade and other payables		1,047
Total current liabilities		1,217
Total liabilities		3,415
Net Assets		€ 4,537